Income Taxes and Accounting for Uncertainty in Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defered tax assets
Tax benefits related to credit carryforwards					$ 3,000,000
Valuation allowance related to tax credit carryforwards					3,000,000
Amounts paid to DISH Network					384,000,000	429,000,000	400,000,000
Current (provision) benefit:
Federal					(277,920,000)	(286,491,000)	(360,974,000)
State					(36,408,000)	(68,962,000)	(44,399,000)
Foreign							(78,000)
Total current (provision) benefit					(314,328,000)	(355,453,000)	(405,451,000)
Deferred (provision) benefit:
Federal					(553,393,000)	(195,869,000)	38,828,000
State					(35,887,000)	18,711,000	789,000
Decrease (increase) in valuation allowance					6,761,000	(5,701,000)	(7,104,000)
Total deferred (provision) benefit			(58,640,000)	(372,554,000)	(582,519,000)	(182,859,000)	32,513,000
Total benefit (provision)	(134,951,000)	(221,877,000)	(301,542,000)	(554,628,000)	(896,847,000)	(538,312,000)	(372,938,000)
Reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
Statutory rate (as a percent)					(35.00%)	(35.00%)	(35.00%)
State income taxes, net of Federal benefit (as a percent)					(2.00%)	(2.50%)	(3.40%)
Stock option compensation (as a percent)					0.00%	0.30%	(0.20%)
Other (as a percent)					(0.30%)	1.00%	1.10%
Decrease (increase) in valuation allowance (as a percent)					0.30%		(0.70%)
Total benefit (provision) for income taxes (as a percent)					(37.00%)	(36.20%)	(38.20%)
Deferred tax assets:
NOL, credit and other carryforwards					3,500,000
Unrealized losses on investments					4,442,000	9,595,000
Accrued expenses					63,188,000	255,273,000
Stock-based compensations					23,000,000	17,683,000
Deferred revenues					45,556,000	56,324,000
State taxes net of federal effect					0	17,941,000
Total deferred tax assets					139,686,000	356,816,000
Valuation allowance					(11,114,000)	(15,784,000)
Deferred tax asset after valuation allowance					128,572,000	341,032,000
Deferred tax liabilities:
Depreciation and amortization					(1,020,045,000)	(681,018,000)
State taxes net of federal effect					(6,070,000)
Other long-term liabilities					(26,944,000)
Total deferred tax liabilities					(1,053,059,000)	(681,018,000)
Net deferred tax asset (liability)					(924,487,000)	(339,986,000)
Current portion of net deferred tax asset	78,532,000		78,532,000		78,532,000	281,957,000
Current portion of net deferred tax liability					(14,648,000)
Noncurrent portion of net deferred tax asset (liability)					(988,371,000)	(621,943,000)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance as of beginning period			190,935,000	170,226,000	170,226,000	199,172,000	201,271,000
Additions based on tax positions related to the current year					9,836,000	7,382,000	7,952,000
Reductions based on tax positions related to current years					(1,170,000)
Additions based on tax positions related to prior years					16,610,000	11,507,000	4,072,000
Reductions based on tax positions related to prior years						(43,141,000)	(6,042,000)
Reductions based on tax positions related to settlements with taxing authorities					(1,185,000)	(493,000)	(5,899,000)
Reductions based on tax positions related to the lapse of the statute of limitations					(3,382,000)	(4,201,000)	(2,182,000)
Balance as of end of period					190,935,000	170,226,000	199,172,000
Unrecognized tax benefits if recognized, could favorably affect our effective tax rate					180,000,000
Interest and penalty (benefit) expense					(1,000,000)	(4,000,000)	8,000,000
Accrued interest and penalties					9,000,000	11,000,000
Maximum
Defered tax assets
State tax NOL benefits					$ 1,000,000